UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):           [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shapiro Capital Management LLC
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Address:     3060 Peachtree Road, NW Suite 1555
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             Atlanta GA  30066
             ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:      MICHAEL MCCARTHY
           ----------------
Title:     PRINCIPAL
           ----------------
Phone:     404-842-9600
           ----------------


Signature, Place, and Date of Signing:

[Signature]                     [City, State]                    [Date]

Report Type       (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC     03/31/2009

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            45


Form 13F Information Table Value Total      $1,464,010,010
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No. Form 13F File Number Name

         -------------------------           --------------------------
         [Repeat as necessary.]




                                      -24-
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                                                             FORM 13F
                                                                                       ----------------------------------
                                                                                       ----------------------------------
                                                                                                (SEC USE ONLY)
Page 1                                          Name of Reporting Manager :              Shapiro Capital Management Company, Inc
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             Item 1:             Item 2:    Item 3:      Item 4:      Item 5:          Item 6               Item 7
                                                                     Shares of   Investment Discretion
                                  Title of   CUSIP      Fair        Principal        (b) Shared (c) Shared Manager's
Name of Issuer                     Class     Number  Market Value    Amount (a) Sole  As defined    Other See Instr V

                                                                                                                 Item 8
                                                                                                      Voting Authority (shares)

                                                                                                     (a) Sole    (b)Shared  (c) None
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
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Cooper Companies, Inc. (The)       Common     216648402   $113,716,827     4,300,939     x                   3,338,648      962,291
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PetSmart Inc.                      Common     716768106   $103,968,559     4,960,332     x                   3,893,085    1,067,247
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Nalco Holding Co                   Common     62985Q101    $94,429,038     7,224,869     x                   5,677,686    1,547,183
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NV Energy, Inc.                    Common     67073Y106    $86,438,819     9,205,412     x                   7,098,725    2,106,687
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Hanesbrands, Inc.                  Common     410345102    $80,825,196     8,445,684     x                   6,638,697    1,806,987
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Encore Acquisition Company         Common     29255w100    $80,412,929     3,455,648     x                   2,725,548      730,100
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Cal Dive International Inc.        Common     12802t101    $77,254,704    11,411,330     x                   9,074,430    2,336,900
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Cabot Microelectronics Com         Common     12709p103    $75,983,100     3,162,010     x                   2,550,613      611,397
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Zebra Technologies Cp Class A      Cl A
                                   Common     989207105    $75,081,849     3,947,521     x                   3,106,077      841,444
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Constellation Brands Inc. - A      Cl A
                                   Common     21036p108    $69,058,318     5,803,220     x                   4,487,607    1,315,613
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Checkpoint Systems Inc             Common     162825103    $60,983,837     6,798,644     x                   5,528,314    1,270,330
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Sally Beauty Holdings, Inc.        Common     79546E104    $56,769,180     9,994,574     x                   8,486,783    1,507,791
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Kansas City Southern               Common     485170302    $49,360,683     3,883,610     x                   3,008,375      875,235
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John Bean Technologies Corp.       Common     477839104    $42,282,751     4,042,328     x                   3,408,628      633,700
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Accuray Inc.                       Common     004397105    $41,410,089     8,232,622     x                   6,644,811    1,587,811
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Salix Pharmaceuticals Ltd          Common     795435106    $38,763,715     4,080,391     x                   3,268,319      812,072
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LifePoint Hosps Inc                Common     53219L109    $35,056,982     1,680,584     x                   1,351,147      329,437
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Live Nation                        Common     538034109    $34,253,080    12,828,869     x                   9,891,747    2,937,122
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Haynes International Inc.          Common     420877201    $33,392,862     1,873,898     x                   1,512,798      361,100
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US Cellular Corp                   Common     911684108    $26,195,238       785,700     x                     609,300      176,400
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California Pizza Kitchen Inc       Common     13054d109    $25,163,500     1,923,815     x                   1,543,540      380,275
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Western Union Co                   Common     959802109    $23,479,038     1,867,863     x                   1,372,828      495,035
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Tyco International Ltd             Common     h89128104    $22,337,755     1,142,012     x                     802,508      339,504
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Tyco Electronics LTD               Common     g9144p105    $15,518,155     1,405,630     x                     943,098      462,532
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           SubTotal Page 1                              $1,362,136,204   122,457,505                        96,963,312   25,494,193
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Avis Budget Group Inc              Common     053774105   15,281,514      16,792,872     x                  13,300,192    3,492,680
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Odyssey Healthcare Inc             Common     67611V101  13,542,898        1,396,175     x                   1,205,400      190,775
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Time Warner Cable-A                Cl A
                                   Common     88732J207  12,432,234          501,300     x                     293,757      207,543
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Time Warner Inc. New               Common     887317303   10,985,856         569,215     x                     412,908      156,307
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International Flavors &
  Fragrances                       Common     459506101   9,692,372          318,200     x                     233,710       84,490
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General Electric Com               Common     369604103   7,839,882          775,458     x                     273,436      502,022
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Ingersoll-Rand Company Cl A        Common     G4776G101   6,937,260          502,700     x                     211,450      291,250
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Wells Fargo & Co Del Com           Common     949746101   5,617,680          394,500     x                     394,500            0
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Spdr Trust Series 1                ETF        78462F103   5,338,575           67,135     x                      38,550       28,585
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Tidewater Inc                      Common     886423102   4,258,811          114,700     x                     114,700            0
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American Express Co                Common     025816109   2,539,405          186,310     x                      59,475      126,835
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Ishares Trust Russell 2000
  Value Index Fun                  ETF        464287630   1,699,542           43,070     x                      42,770          300
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Ishares Russell 2000               ETF        464287655   1,043,050           24,805     x                      24,805            0
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United States Cellular
  Nt Sr 8.75%                      Preferred  911684207    $920,143           44,885     x                      33,760       11,125
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Cox Radio Inc Cl A                 Cl A
                                   Common     224051102    $811,329          197,885     x                     176,385       21,500
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Equifax Inc.                       Common     294429105    $734,723           30,050     x                      24,650        5,400
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Armstrong World Industries         Common     04247x102    $636,158           57,780     x                      46,180       11,600
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ENCORE ENERGY PTNRS LP
  COM UNIT                         Common     29257A106    $430,652           30,200     x                      30,200            0
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Portland General Electric Co.      Common     736508847    $394,983           22,455     x                      19,355        3,100
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Cincinnati Bell 6.75% Series B     Preferred  171871403    $373,650           14,100     x                      11,600        2,500
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Post Properties 7.625%             Preferred  737464305    $363,090           26,600     x                      17,500        9,100
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           SubTotal Page 2                             $102,121,924       22,358,513                        16,965,283    5,145,112
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             Grand Total                             $1,464,258,128      144,816,018                      $113,928,595   30,639,305
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                Page 1                       24
                Page 2                       21
                total                        45
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